Property, Plant and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
6. Property, Plant and Equipment, net
Property, plant and equipment, net consist of the following (
in thousands
):

	As of September 30, 2023	As of December 31, 2022
Compression equipment	$3,113,641	$2,973,599
Trailers and vehicles	9,239	7,193
Field equipment	18,385	15,501
Technology hardware and software	10,330	6,698
Leasehold improvements	4,209	1,947
Shipping containers	3,349	3,137
Furniture and fixtures	1,570	1,519
Finance lease	530	981
Land	20	—

Total property and equipment, gross	3,161,273	3,010,575
Less: accumulated depreciation	(650,163)	(521,893)

Property, plant and equipment, net	$2,511,110	$2,488,682

Depreciation expense was $43.7 million and $129.3 million for the three and nine months ended September 30, 2023, respectively, and is recorded within depreciation and amortization on the accompanying condensed consolidated statements of operations. Depreciation expense was $41.7 million and $122.8 million for the three and nine months ended September 30, 2022, respectively
4. Property, Plant and Equipment, Net
Property, plant and equipment, net consist of the following (
in thousands
):

	As of December 31,
	2022	2021
Compression equipment	$2,973,599	$2,731,638
Trailers and vehicles	7,193	6,516
Field equipment	15,501	11,417
Technology hardware and software	6,698	3,944
Leasehold improvements	1,947	1,772
Shipping containers	3,137	2,882
Furniture and fixtures	1,519	1,460
Other	981	1,541

Total property and equipment, gross	3,010,575	2,761,170
Less: accumulated depreciation	(521,893)	(361,556)

Property, plant and equipment, net	$2,488,682	$2,399,614

Depreciation expense was $165.0 million and $150.5 million for the years ended December 31, 2022 and 2021, respectively, and is recorded within depreciation and amortization on the accompanying consolidated statements of operations.
The estimated useful lives of assets are as follows:

Estimated Useful Life
Compression equipment	4-25 years
Trailers and vehicles	5 years
Field equipment	1-5 years
Technology hardware and software	3 years
Leasehold improvements	Shorter of remaining lease term or 5 years
Shipping containers	4 years
Furniture and fixtures	7 years
Other	Shorter of remaining lease term or estimated useful life